Borrowings, Borrowings Current and Non-Current (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current [Abstract]
Bank borrowings	$ 197,949	$ 184,773
Sale and leaseback liabilities	5,774	5,925
Other lease liabilities	27,778	21,876
Total current borrowings	231,501	212,574
Non-current [Abstract]
Bank borrowings	610,350	863,352
Sale and leaseback liabilities	28,559	31,170
Other lease liabilities	14,953	15,880
Non-current borrowings	653,862	910,402
Total borrowings	$ 885,363	$ 1,122,976